WARRANT LIABILITY (Detail Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Dec. 16, 2013 Warrants	Jun. 30, 2014 Series B Warrants	Dec. 16, 2013 Crede CG III, Ltd Series A Warrants	Dec. 16, 2013 Crede CG III, Ltd Series B Warrants
Class of Warrant or Right [Line Items]
Exercised			18,695,187				23,197,095	10,695,187	7,000,000
Fair value of the warrants						$ 2,455,042	$ 1,851,723
Method used for determining allocated fair value of the Warrants						Binomial Lattice model	Binomial Lattice model
Fair value of Common Stock						$ 0.18	$ 0.12
Dividend yield						0.00%	0.00%
Expected terms						4 years 6 months 18 days	4 years 18 days
Risk free interest rate						1.55%	1.27%
Expected volatility						118.89%	107.98%
Expected price at which holders exercise Warrants						$ 0.2431	$ 0.2349
Change in fair value of warrant liability	$ 515,543	$ 707,289	$ (1,663,316)	$ (6,145,229)	$ (7,508,146)	$ (1,288,752)